Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 18, 2021
Beginning balance, shares at Oct. 18, 2021
Sale of Private Placement Units, net of offering costs	[1],[2]		$ 331	24,669		$ 25,000
Sale of private placement units, net of offering costs	[1],[2]		3,306,250
Net income (loss)					(4,381)	(4,381)
Ending balance, shares at Dec. 31, 2021
Ending balance, value at Dec. 31, 2021			331	24,669	(4,381)	20,619
Sale of Private Placement Units, net of offering costs		$ 75		7,520,275		7,520,350
Sale of private placement units, net of offering costs		754,000
Net income (loss)					398,639	398,639
Proceeds allocated to Public Warrants, net of offering costs				21,917,543		21,917,543
Remeasurement of Class A common stock subject to possible redemption upon IPO				(29,462,487)	(2,818,567)	(32,281,054)
Remeasurement of Class A shares to redemption value					(1,876,183)	(1,876,183)
Ending balance, shares at Dec. 31, 2022		754,000	3,306,250
Ending balance, value at Dec. 31, 2022		$ 75	$ 331		$ (4,300,492)	$ (4,300,086)

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).